UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07123
BNY Mellon Advantage Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Real Return Fund
ITEM 1 - Reports to Stockholders

BNY Mellon Global Real Return Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class A – DRRAX
This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$122	1.15%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class A shares returned 11.51%.
  In comparison, the USD 30-Day Compounded SOFR returned 4.43% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid a risk-on environment, supported by positive economic growth, policy stimulus, monetary loosening and constructive trade negotiations.
  Equity exposure contributed most to the Fund’s relative performance, followed by precious metals, emerging-markets bonds denominated in local currency and sovereign bonds.
  Top-performing equity areas included media, aerospace and semiconductors. Tactical long positions in European and Japanese banks also performed well, as did emerging-markets bonds from Brazil, Mexico and South Africa.
  Alternative exposures detracted from relative returns, particularly diversifying risk-premia strategies that were short volatility.
  Premiums and convexity from the Fund’s hedges against equity-market and bond-market corrections further detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index) and USD 30-Day Compounded SOFR on 10/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	5.09%	3.80%	3.83%
without Sales Charge	11.51%	5.03%	4.45%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)	5.30%	0.52%	2.37%
MSCI World Index (broad-based index)	22.02%	15.58%	11.79%
USD 30-Day Compounded SOFR*	4.43%	3.00%	2.13%
*
The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018. For periods prior to that date, performance reflects that of the USD 1-Month LIBOR through November 1, 2021 (when the fund's performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$867	169	$6,802,627	119.04%
Portfolio Holdings (as of 10/31/25 )
Country Allocation (Based on Net Assets)

United States
41.2%
United Kingdom
14.4%
Netherlands
5.6%
Brazil
4.0%
France
3.9%
Mexico
3.8%
New Zealand
3.1%
South Africa
2.3%
Australia
2.2%
Germany
1.9%
China
1.6%
Hong Kong
1.5%
Taiwan
1.4%
Italy
1.1%
South Korea
1.1%
Spain
1.0%
Romania
1.0%
Colombia
1.0%
Guernsey
1.0%
Net Other Assets and Liabilities
6.9%

Allocation of Holdings (Based on Total Net Exposure)

Equity Securities - Common Stocks
89.0%
Foreign Governmental
36.5%
Investment Companies
32.4%
Corporate Bonds and Notes
30.1%
Forward Contracts Purchased in USD
24.9%
Interest Rate Futures Long
17.4%
U.S. Treasury Securities
11.1%
Equity Futures Long
10.0%
Equity Written Put Options
0.1%
Interest Rate Purchased Call Options
0.0%*
Equity Purchased Put Options
-0.2%
Equity Total Return Swap Paid Fixed Rate
-28.4%
Interest Rate Futures Short
-36.0%
Forward Contracts Sold in USD
-86.9%

* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6278AR1025

BNY Mellon Global Real Return Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class C – DRRCX
This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$200	1.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class C shares returned 10.63%.
  In comparison, the USD 30-Day Compounded SOFR returned 4.43% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid a risk-on environment, supported by positive economic growth, policy stimulus, monetary loosening and constructive trade negotiations.
  Equity exposure contributed most to the Fund’s relative performance, followed by precious metals, emerging-markets bonds denominated in local currency and sovereign bonds.
  Top-performing equity areas included media, aerospace and semiconductors. Tactical long positions in European and Japanese banks also performed well, as did emerging-markets bonds from Brazil, Mexico and South Africa.
  Alternative exposures detracted from relative returns, particularly diversifying risk-premia strategies that were short volatility.
  Premiums and convexity from the Fund’s hedges against equity-market and bond-market corrections further detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index) and USD 30-Day Compounded SOFR on 10/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	9.63%	**	4.23%	3.65%
without Deferred Sales Charge	10.63%		4.23%	3.65%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)	5.30%		0.52%	2.37%
MSCI World Index (broad-based index)	22.02%		15.58%	11.79%
USD 30-Day Compounded SOFR*	4.43%		3.00%	2.13%
*
The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018. For periods prior to that date, performance reflects that of the USD 1-Month LIBOR through November 1, 2021 (when the fund's performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$867	169	$6,802,627	119.04%
Portfolio Holdings (as of 10/31/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Total Net Exposure)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6279AR1025

BNY Mellon Global Real Return Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class I – DRRIX
This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$95	0.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 11.76%.
  In comparison, the USD 30-Day Compounded SOFR returned 4.43% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid a risk-on environment, supported by positive economic growth, policy stimulus, monetary loosening and constructive trade negotiations.
  Equity exposure contributed most to the Fund’s relative performance, followed by precious metals, emerging-markets bonds denominated in local currency and sovereign bonds.
  Top-performing equity areas included media, aerospace and semiconductors. Tactical long positions in European and Japanese banks also performed well, as did emerging-markets bonds from Brazil, Mexico and South Africa.
  Alternative exposures detracted from relative returns, particularly diversifying risk-premia strategies that were short volatility.
  Premiums and convexity from the Fund’s hedges against equity-market and bond-market corrections further detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index) and USD 30-Day Compounded SOFR on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	11.76%	5.27%	4.70%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)	5.30%	0.52%	2.37%
MSCI World Index (broad-based index)	22.02%	15.58%	11.79%
USD 30-Day Compounded SOFR*	4.43%	3.00%	2.13%
*
The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018. For periods prior to that date, performance reflects that of the USD 1-Month LIBOR through November 1, 2021 (when the fund's performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$867	169	$6,802,627	119.04%
Portfolio Holdings (as of 10/31/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Total Net Exposure)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6280AR1025

BNY Mellon Global Real Return Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class Y – DRRYX
This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$88	0.83%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class Y shares returned 11.84%.
  In comparison, the USD 30-Day Compounded SOFR returned 4.43% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid a risk-on environment, supported by positive economic growth, policy stimulus, monetary loosening and constructive trade negotiations.
  Equity exposure contributed most to the Fund’s relative performance, followed by precious metals, emerging-markets bonds denominated in local currency and sovereign bonds.
  Top-performing equity areas included media, aerospace and semiconductors. Tactical long positions in European and Japanese banks also performed well, as did emerging-markets bonds from Brazil, Mexico and South Africa.
  Alternative exposures detracted from relative returns, particularly diversifying risk-premia strategies that were short volatility.
  Premiums and convexity from the Fund’s hedges against equity-market and bond-market corrections further detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Y shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index) and USD 30-Day Compounded SOFR on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class Y	11.84%	5.37%	4.78%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)	5.30%	0.52%	2.37%
MSCI World Index (broad-based index)	22.02%	15.58%	11.79%
USD 30-Day Compounded SOFR*	4.43%	3.00%	2.13%
*
The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018. For periods prior to that date, performance reflects that of the USD 1-Month LIBOR through November 1, 2021 (when the fund's performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$867	169	$6,802,627	119.04%
Portfolio Holdings (as of 10/31/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Total Net Exposure)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0097AR1025

FORM N-CSR

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $162,348 in 2024 and $60,379 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $81,839 in 2024 and $21,084 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $12,868 in 2024 and $4,763 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $23,738 in 2024 and $7,805 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $369 in 2024 and $179 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,580,958 in 2024 and $1,592,327 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Not applicable.

BNY Mellon Global Real Return Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
A	DRRAX
C	DRRCX
I	DRRIX
Y	DRRYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Real Return Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
October 31, 2025

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.3%
Australia — 2.2%
Australia Government Bond, Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/2037	17,370,000	10,716,580
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	5.25	2/24/2038	6,560,000	4,325,773
Queensland Treasury Corp., Govt. Gtd. Notes(b)	AUD	5.25	8/13/2038	6,586,000	4,312,279
					19,354,632
Brazil — .3%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2031	17,000,000	2,778,570
Cayman Islands — .3%
CSN Inova Ventures, Gtd. Notes		6.75	1/28/2028	428,000	397,898
Sable International Finance Ltd., Sr. Scd. Notes(b)		7.13	10/15/2032	2,184,000	2,187,453
					2,585,351
Colombia — 1.0%
Colombia, Sr. Unscd. Notes	EUR	5.00	9/19/2032	5,450,000	6,162,295
Ecopetrol SA, Sr. Unscd. Notes		8.38	1/19/2036	2,170,000	2,251,312
					8,413,607
France — .9%
Electricite de France SA, Jr. Sub. Notes(c)	EUR	3.38	6/15/2030	2,400,000	2,661,589
Opal Bidco SAS, Sr. Scd. Notes	EUR	5.50	3/31/2032	4,251,000	5,089,502
					7,751,091
Germany — .6%
Dynamo Newco II GmbH, Sr. Scd. Bonds	EUR	6.25	10/15/2031	2,211,000	2,571,583
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	2,200,000	2,543,596
					5,115,179
Hungary — .2%
OTP Bank Nyrt, Sub. Notes		8.75	5/15/2033	1,458,000	1,569,978
Italy — 1.1%
Fibercop SpA, Sr. Scd. Bonds	EUR	4.75	6/30/2030	486,000	572,753
Intesa Sanpaolo SpA, Sr. Notes		7.20	11/28/2033	3,601,000	4,103,885
UniCredit SpA, Jr. Sub. Notes(c)	EUR	7.50	6/3/2026	4,422,000	5,234,459
					9,911,097
Luxembourg — .5%
Ion Platform Finance Sarl, Sr. Scd. Notes	EUR	6.50	9/30/2030	2,190,000	2,483,769
Millicom International Cellular SA, Sr. Unscd. Notes		4.50	4/27/2031	1,543,000	1,442,704
					3,926,473
Mexico — 3.8%
Cemex SAB de CV, Sub. Notes(c)		7.20	6/10/2030	3,496,000	3,636,539
Mexican Bonos, Bonds, Ser. M	MXN	7.75	5/29/2031	564,010,000	29,625,777
					33,262,316
Multi-National — .1%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Bonds	EUR	4.75	6/15/2031	905,000	1,066,460
Netherlands — 5.0%
Flora Food Management BV, Sr. Scd. Bonds	EUR	6.88	7/2/2029	1,671,000	1,823,416
Merrill Lynch BV, Bank Gtd. Bonds, Ser. DMB1, (EFFR +0.001%)(d)		3.86	2/2/2026	39,836,900	39,132,796
Telefonica Europe BV, Gtd. Notes(c),(e)	EUR	5.75	1/15/2032	1,800,000	2,217,091
					43,173,303
New Zealand — 3.1%
New Zealand, Unscd. Bonds, Ser. 554	NZD	5.00	5/15/2054	5,850,000	3,382,184
New Zealand, Unscd. Notes, Ser. 536	NZD	4.25	5/15/2036	10,590,000	6,099,931

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.3% (continued)
New Zealand — 3.1% (continued)
New Zealand Government Bond, Unscd. Bonds, Ser. 531	NZD	1.50	5/15/2031	10,588,000	5,457,570
New Zealand Government Bond, Unscd. Bonds, Ser. 541	NZD	1.75	5/15/2041	18,650,000	7,286,275
New Zealand Local Government Funding Agency Bond, Govt. Gtd. Bonds	NZD	2.25	5/15/2031	8,080,000	4,283,589
					26,509,549
Romania — 1.0%
Romania, Sr. Unscd. Notes	EUR	5.38	6/7/2033	7,470,000	8,704,841
South Africa — 2.4%
Republic of South Africa Government Bond, Sr. Unscd. Bonds, Ser. R213	ZAR	7.00	2/28/2031	374,600,000	20,697,048
Spain — .3%
Banco Bilbao Vizcaya Argentaria SA, Jr. Sub. Notes(c)		7.75	1/14/2032	2,400,000	2,562,929
Switzerland — .4%
Credit Suisse Group AG, Jr. Sub. Notes(c),(f)		5.25	8/11/2027	9,685,000	2,857,075
Credit Suisse Group AG, Jr. Sub. Notes(c),(f)		7.25	9/12/2030	2,650,000	781,750
					3,638,825
United Kingdom — 4.5%
Azule Energy Finance PLC, Gtd. Notes		8.13	1/23/2030	1,813,000	1,823,804
British Telecommunications PLC, Gtd. Notes	GBP	6.38	12/3/2055	1,296,000	1,745,261
Edge Finco PLC, Sr. Scd. Notes	GBP	8.13	8/15/2031	1,822,000	2,538,079
HSBC Holdings PLC, Jr. Sub. Notes(c)	EUR	4.75	7/4/2029	7,651,000	8,857,208
INEOS Finance PLC, Sr. Scd. Notes, Ser. REGs(e)	EUR	7.25	3/31/2031	2,200,000	2,347,033
Ithaca Energy North Sea PLC, Gtd. Notes	EUR	5.50	10/1/2031	1,434,000	1,680,960
Lloyds Banking Group PLC, Jr. Sub. Notes(c)	GBP	7.50	6/27/2030	1,444,000	1,973,071
Nationwide Building Society, Jr. Sub. Bonds(c)	GBP	7.88	12/20/2031	1,600,000	2,207,960
Nationwide Building Society, Jr. Sub. Notes(c)	GBP	7.50	12/20/2030	1,600,000	2,184,294
United Kingdom Gilt, Bonds	GBP	4.75	10/22/2043	6,719,094	8,533,100
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	GBP	4.00	1/31/2029	4,088,000	5,120,262
					39,011,032
United States — 6.6%
Ball Corp., Gtd. Notes(e)		2.88	8/15/2030	1,794,000	1,641,951
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)		5.50	5/1/2026	2,289,000	2,287,686
Crescent Energy Finance LLC, Gtd. Notes(b)		7.38	1/15/2033	2,629,000	2,485,532
U.S. Treasury Inflation Indexed Notes(g)		1.25	4/15/2028	47,092,360	47,100,962
Venture Global LNG, Inc., Sr. Scd. Notes(b),(e)		8.38	6/1/2031	2,574,000	2,644,826
VoltaGrid LLC, Scd. Notes(b)		7.38	11/1/2030	890,000	905,733
					57,066,690
Total Bonds and Notes (cost $296,838,231)					297,098,971

	Shares
Common Stocks — 43.6%
China — 1.6%
Contemporary Amperex Technology Co. Ltd., Cl. A	93,300	5,099,143
Tencent Holdings Ltd.	103,900	8,410,357
		13,509,500
France — 3.0%
Airbus SE	24,956	6,138,565
BNP Paribas SA	78,231	6,046,999
Hermes International SCA	2,190	5,424,728
Schneider Electric SE	28,975	8,219,256
		25,829,548

Description	Shares	Value ($)
Common Stocks — 43.6% (continued)
Germany — 1.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,061	6,838,811
Rheinmetall AG	2,211	4,336,289
		11,175,100
Hong Kong — 1.5%
AIA Group Ltd.	758,200	7,361,923
Alibaba Group Holding Ltd., ADR(e)	32,115	5,473,359
		12,835,282
India — .5%
HDFC Bank Ltd.	404,988	4,504,213
Netherlands — .6%
ASML Holding NV	5,014	5,306,055
South Korea — 1.1%
SK hynix, Inc.	23,846	9,355,967
Spain — .7%
Industria de Diseno Textil SA	111,902	6,178,326
Sweden — .7%
Spotify Technology SA(f)	9,793	6,417,549
Switzerland — .4%
Alcon AG(e)	52,583	3,885,358
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40,301	12,107,629
United Kingdom — 7.2%
Aon PLC, Cl. A	17,603	5,996,990
AstraZeneca PLC	51,396	8,419,610
BAE Systems PLC	148,275	3,644,500
Barclays PLC	1,399,765	7,484,206
Informa PLC	617,906	7,856,050
Land Securities Group PLC	990,136	8,084,109
London Stock Exchange Group PLC	40,120	4,999,657
Rolls-Royce Holdings PLC	579,366	8,882,190
Unilever PLC	116,835	7,070,168
		62,437,480
United States — 23.0%
Alphabet, Inc., Cl. A(f)	64,876	18,242,482
Amazon.com, Inc.(f)	66,080	16,138,058
CMS Energy Corp.	84,724	6,231,450
Dominion Energy, Inc.(e)	81,503	4,783,411
Domino’s Pizza, Inc.	14,847	5,915,936
Freeport-McMoRan, Inc.	112,777	4,702,801
GE Vernova, Inc.	8,416	4,924,538
Gilead Sciences, Inc.	36,241	4,341,309
Hubbell, Inc.	17,375	8,166,250
Ingersoll Rand, Inc.	75,817	5,787,112
Intercontinental Exchange, Inc.	35,381	5,175,887
Johnson & Johnson	46,993	8,875,568
JPMorgan Chase & Co.	33,802	10,516,478
Linde PLC	14,729	6,161,141
Mastercard, Inc., Cl. A	8,845	4,882,352
Meta Platforms, Inc., Cl. A	16,427	10,650,445
Microsoft Corp.	38,383	19,875,101
Netflix, Inc.(f)	6,950	7,776,077

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 43.6% (continued)
United States — 23.0% (continued)
NVIDIA Corp.	90,804	18,386,902
Old Republic International Corp.	137,889	5,441,100
PepsiCo, Inc.	33,490	4,892,554
Phillips 66	31,906	4,343,683
The Estee Lauder Companies, Inc., Cl. A	64,742	6,259,904
Thermo Fisher Scientific, Inc.	11,793	6,691,230
		199,161,769
Uruguay — .6%
MercadoLibre, Inc.(f)	2,194	5,106,009
Total Common Stocks (cost $303,905,726)		377,809,785

Description/Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)
Options Purchased — .3%
Call Options — .0%
10 Year U.S. Treasury Note, Contracts 1,506	114.50	11/21/2025	172,437,000	70,594
Put Options — .3%
S&P 500 Index, Contracts 128	6,000	12/19/2025	76,800,000	256,768
S&P 500 Index, Contracts 128	6,000	1/16/2026	76,800,000	493,440
S&P 500 Index, Contracts 259	6,000	2/27/2026	155,400,000	1,746,955
				2,497,163
Total Options Purchased (cost $3,836,238)				2,567,757

Description		Annualized Yield (%)	Maturity Date	Principal Amount ($)
Short-Term Investments — 3.7%
Brazil — 3.7%
Brazil Letras do Tesouro Nacional, Treasury Bills(h)	BRL	14.03	1/1/2030	292,344,000	32,451,120
Total Short-Term Investments (cost $29,193,033)					32,451,120

	Shares
Exchange-Traded Funds — 9.7%
United States — 9.7%
Graniteshares Gold Trust(f),(i)	219,687	8,664,455
iShares Gold Trust(f),(i)	385,639	29,073,324
iShares Silver Trust(f),(i)	304,059	13,381,637
SPDR Gold Shares ETF(f),(i)	89,103	32,800,596
Total Exchange-Traded Funds (cost $70,661,542)		83,920,012

	1-Day Yield (%)
Investment Companies — 5.1%
Closed-End Investment Companies — 3.6%
Amedeo Air Four Plus Ltd.		1,602,711	1,351,719
Greencoat UK Wind PLC		6,887,180	9,536,264
The BioPharma Credit Fund PLC(e)		13,330,690	11,970,960
The Renewables Infrastructure Group, Ltd.		7,163,244	7,293,024
The Riverstone Credit Opportunities Income PLC Fund		2,092,213	1,516,854
			31,668,821

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 5.1% (continued)
Registered Investment Companies — 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j)	4.22	12,936,439	12,936,439
Total Investment Companies (cost $55,515,984)			44,605,260
Investment of Cash Collateral for Securities Loaned — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $8,934,079)	4.22	8,934,079	8,934,079
Total Investments (cost $768,884,833)		97.7%	847,386,984
Cash and Receivables (Net)		2.3%	19,567,873
Net Assets		100.0%	866,954,857

ADR—American Depositary Receipt
AUD—Australian Dollar
BRL—Brazilian Real
EFFR—Effective Federal Funds Rate
ETF—Exchange-Traded Fund
EUR—Euro
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar
SPDR—Standard & Poor’s Depository Receipt
ZAR—South African Rand

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $14,823,509 or 1.7% of net assets.

(c)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $18,659,766 and the value of the collateral was
$19,630,337, consisting of cash collateral of $8,934,079 and U.S. Government & Agency securities valued at $10,696,258.  In addition, the value of collateral may include pending sales that are also on loan.

(f)	Non-income producing security.
(g)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(h)	Security is a discount security. Income is recognized through the accretion of discount.
(i)	These securities are owned by the wholly-owned Subsidiary referenced in Note 1.
(j)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.5%	26,656,757	748,311,370	(762,031,688)	12,936,439	1,382,245

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
Affiliated Issuers (continued)
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	36,832,554	658,450,638	(686,349,113)	8,934,079	39,537††
Total - 2.5%	63,489,311	1,406,762,008	(1,448,380,801)	21,870,518	1,421,782

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
FTSE 100 Index	203	12/19/2025	24,824,080(a)	25,990,740	1,166,660
Long Gilt	278	12/29/2025	33,192,365(a)	34,190,829	998,464
STOXX Europe 600 Index	379	12/19/2025	12,140,352(a)	12,504,956	364,604
Topix Bank Index	130	12/11/2025	3,737,174(a)	3,883,719	146,545
U.S. Treasury Long-Term Bond	339	12/19/2025	40,176,029	39,768,938	(407,091)
Futures Short
10 Year U.S. Treasury Note	619	12/19/2025	69,796,206	69,743,894	52,312
Ultra 10 Year U.S. Treasury Note	717	12/19/2025	81,512,525	82,802,300	(1,289,776)
Gross Unrealized Appreciation					2,728,585
Gross Unrealized Depreciation					(1,696,867)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Options Written
Description/Contracts	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Put Options:
S&P 500 Index, Contracts 259	5,200	2/27/2026	134,680,000	(668,220)
Total Options Written (premiums received $865,152)				(668,220)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CIBC World Markets Corp.
United States Dollar	80,599,855	Euro	68,530,299	12/15/2025	1,404,405
United States Dollar	968,096	Euro	825,378	12/15/2025	14,267
Swiss Franc	2,445,027	United States Dollar	3,078,808	12/15/2025	(24,212)
British Pound	1,307,969	United States Dollar	1,746,031	12/15/2025	(27,662)
Citigroup Global Markets, Inc.
United States Dollar	10,867,123	Brazilian Real	60,338,073	12/15/2025	(228,165)
RBS Securities, Inc.
United States Dollar	16,936,902	New Zealand Dollar	28,715,861	12/15/2025	472,373

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
RBS Securities, Inc. (continued)
United States Dollar	5,110,848	Japanese Yen	749,294,280	12/15/2025	226,285
Euro	4,917,088	United States Dollar	5,789,355	12/15/2025	(107,036)
United States Dollar	1,011,799	British Pound	747,212	12/15/2025	30,135
United States Dollar	2,321,983	Euro	1,961,517	12/15/2025	55,201
United States Dollar	1,139,778	Euro	971,034	12/15/2025	17,625
United States Dollar	1,765,376	Euro	1,514,961	12/15/2025	14,647
United States Dollar	165,718	Euro	142,964	12/15/2025	505
United States Dollar	883,337	Euro	757,600	12/15/2025	7,834
United States Dollar	9,865,313	New Zealand Dollar	17,018,814	12/15/2025	107,404
State Street Bank & Trust Company
United States Dollar	9,864,212	Indonesian Rupiah	162,577,007,213	12/15/2025	92,472
United States Dollar	3,759,680	Indian Rupee	333,709,215	12/15/2025	9,301
South Korean Won	11,753,841,300	United States Dollar	8,496,650	12/15/2025	(229,542)
United States Dollar	3,059,717	Swiss Franc	2,431,562	12/15/2025	21,943
United States Dollar	19,662,583	South African Rand	350,055,922	12/15/2025	(465,051)
Turkish Lira	258,383,437	United States Dollar	5,754,258	12/15/2025	165,853
United States Dollar	87,472,680	British Pound	64,855,782	12/15/2025	2,267,157
United States Dollar	10,745,897	Mexican Peso	202,799,784	12/15/2025	(118,043)
Japanese Yen	2,496,176,368	Euro	14,479,989	12/15/2025	(461,178)
Japanese Yen	2,482,212,974	Swiss Franc	13,407,584	12/15/2025	(568,964)
United States Dollar	1,707,127	Turkish Lira	76,574,032	12/15/2025	(47,347)
Indonesian Rupiah	49,045,623,300	United States Dollar	2,977,876	12/15/2025	(29,974)
United States Dollar	8,536,462	Indonesian Rupiah	141,969,895,449	12/15/2025	3,319
Swiss Franc	13,624,124	Japanese Yen	2,568,727,750	12/15/2025	275,512
Euro	7,326,164	Japanese Yen	1,282,274,294	12/15/2025	107,313
United States Dollar	6,104,445	Euro	5,230,513	12/15/2025	59,924
United States Dollar	5,903,975	Euro	5,087,435	12/15/2025	24,799
Indonesian Rupiah	111,269,836,440	United States Dollar	6,697,757	12/15/2025	(9,850)
Australian Dollar	13,336,831	United States Dollar	8,688,425	12/15/2025	42,164
British Pound	1,156,800	United States Dollar	1,554,210	12/15/2025	(34,442)
United States Dollar	1,439,271	Euro	1,238,129	12/15/2025	8,457
UBS Securities LLC
United States Dollar	18,972,238	Australian Dollar	28,930,898	12/15/2025	33,421
Euro	2,808,122	United States Dollar	3,312,584	12/15/2025	(67,443)
United States Dollar	5,434,440	Euro	4,574,433	12/15/2025	148,103
Gross Unrealized Appreciation					5,610,419
Gross Unrealized Depreciation					(2,418,909)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
USD - BXIINIM3 at Maturity(a)	USD Maturity Fixed at 0.60%	Barclays Capital, Inc.	11/24/2025	18,506,444	(574,902)
USD - BXIINIF3 at Maturity(a)	USD Maturity Fixed at 0.60%	Barclays Capital, Inc.	12/5/2025	17,298,753	491,039

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
OTC Total Return Swaps (continued)
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
USD - GSVISK2S at Maturity	USD Maturity Fixed at 0.00%	Goldman Sachs & Co. LLC	2/23/2026	84,924,158	(4,719,348)
Gross Unrealized Appreciation					491,039
Gross Unrealized Depreciation					(5,294,250)

GSVISK2S—GS Systematic Skew US Series 2S Excess Return Strategy
BXIINIM3—Barclays NIM3 Index
BXIINIF3—Barclays NIF3 Index
USD—United States Dollar

(a)
Underlying reference is the Index which is a basket of underlying securities listed within the Custom Basket Table. Payment to or from Counterparties is based on the underlying components of the Basket.

Custom Basket
Underlying	Effective Date	Termination Date	Volatility Strike (%)	Vega Notional	Index (%)
Barclays BXIINIM3 Index S&P 500 Variance Swap	10/27/2025	11/3/2025	13.14	45,915	100%
Barclays BXIINIF3 Index S&P 500 Variance Swap	10/31/2025	11/7/2025	14.64	252,173	100%
See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Consolidated Schedule of Investments (including securities on loan, valued at $18,659,766)—Note 1(c):
Unaffiliated issuers	747,014,315	825,516,466
Affiliated issuers	21,870,518	21,870,518
Cash		10,044,580
Cash denominated in foreign currency	3,008,151	2,991,231
Cash collateral held by broker—Note 4		12,063,700
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		5,610,419
Dividends, interest and securities lending income receivable		3,651,919
Receivable for investment securities sold		2,380,901
Tax reclaim receivable—Note 1(b)		2,177,239
Unrealized appreciation on over-the-counter swap agreements—Note 4		491,039
Receivable for shares of Common Stock subscribed		144,438
Prepaid expenses		45,664
		886,988,114
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		582,503
Liability for securities on loan—Note 1(c)		8,934,079
Unrealized depreciation on over-the-counter swap agreements—Note 4		5,294,250
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		2,418,909
Payable for investment securities purchased		990,186
Outstanding options written, at value (premiums received $865,152)—Note 4		668,220
Payable for shares of Common Stock redeemed		506,079
Payable for futures variation margin—Note 4		224,562
Payable for foreign tax on capital gains—Note 1(b)		185,093
Directors’ fees and expenses payable		25,710
Interest payable—Note 2		1,819
Other accrued expenses		201,847
		20,033,257
Net Assets ($)		866,954,857
Composition of Net Assets ($):
Paid-in capital		837,829,248
Total distributable earnings (loss)		29,125,609
Net Assets ($)		866,954,857

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	27,932,510	11,541,910	573,906,514	253,573,923
Shares Outstanding	1,656,994	715,304	33,866,760	14,951,750
Net Asset Value Per Share ($)	16.86	16.14	16.95	16.96
See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Interest (net of $95,263 foreign taxes withheld at source)	19,444,542
Dividends (net of $296,132 foreign taxes withheld at source):
Unaffiliated issuers	9,416,221
Affiliated issuers	1,382,245
Affiliated income net of rebates from securities lending—Note 1(c)	39,537
Total Income	30,282,545
Expenses:
Management fee—Note 3(a)	6,802,627
Shareholder servicing costs—Note 3(c)	749,582
Subsidiary management fees—Note 3(a)	395,752
Professional fees	294,427
Distribution Plan fees—Note 3(b)	94,863
Directors’ fees and expenses—Note 3(d)	94,578
Registration fees	79,519
Custodian fees—Note 3(c)	63,026
Prospectus and shareholders’ reports	49,989
Chief Compliance Officer fees—Note 3(c)	25,026
Loan commitment fees—Note 2	20,671
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Interest expense—Note 2	1,819
Miscellaneous	39,396
Total Expenses	8,721,275
Less—reduction in expenses due to undertaking—Note 3(a)	(537,647)
Less—reduction in fees due to earnings credits—Note 3(c)	(610)
Net Expenses	8,183,018
Net Investment Income	22,099,527
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	84,416,721
Net realized gain (loss) on futures	(3,323,398)
Net realized gain (loss) on options transactions	(3,834,792)
Net realized gain (loss) on forward foreign currency exchange contracts	(4,007,763)
Net realized gain (loss) on swap agreements	2,009,787
Net realized gain (loss) on foreign capital gains tax	(8,632)
Net Realized Gain (Loss)	75,251,923
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,855,705
Net change in unrealized appreciation (depreciation) on futures	5,925,367
Net change in unrealized appreciation (depreciation) on options transactions	3,651,616
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,207,992)
Net change in unrealized appreciation (depreciation) on swap agreements	(13,043,224)
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	(87,837)
Net Change in Unrealized Appreciation (Depreciation)	93,635
Net Realized and Unrealized Gain (Loss) on Investments	75,345,558
Net Increase in Net Assets Resulting from Operations	97,445,085
See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	22,099,527	35,504,413
Net realized gain (loss) on investments	75,251,923	111,796,859
Net change in unrealized appreciation (depreciation) on investments	93,635	51,025,096
Net Increase (Decrease) in Net Assets Resulting from Operations	97,445,085	198,326,368
Distributions ($):
Distributions to shareholders:
Class A	(1,473,909)	-
Class C	(558,097)	-
Class I	(32,867,937)	(1,336,338)
Class Y	(14,716,451)	(1,323,999)
Total Distributions	(49,616,394)	(2,660,337)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,825,648	9,489,004
Class C	593,639	478,938
Class I	135,643,378	119,082,479
Class Y	14,320,560	17,733,271
Distributions reinvested:
Class A	1,389,141	-
Class C	531,436	-
Class I	31,208,797	1,248,689
Class Y	8,923,777	655,110
Cost of shares redeemed:
Class A	(11,049,359)	(17,413,245)
Class C	(4,466,831)	(8,591,705)
Class I	(284,191,932)	(625,339,037)
Class Y	(67,314,747)	(321,465,566)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(169,586,493)	(824,122,062)
Total Increase (Decrease) in Net Assets	(121,757,802)	(628,456,031)
Net Assets ($):
Beginning of Period	988,712,659	1,617,168,690
End of Period	866,954,857	988,712,659

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended October 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	304,731	615,829
Shares issued for distributions reinvested	91,092	-
Shares redeemed	(702,329)	(1,129,214)
Net Increase (Decrease) in Shares Outstanding	(306,506)	(513,385)
Class C(a)
Shares sold	39,941	32,432
Shares issued for distributions reinvested	36,176	-
Shares redeemed	(295,325)	(583,687)
Net Increase (Decrease) in Shares Outstanding	(219,208)	(551,255)
Class I(b)
Shares sold	8,606,541	7,796,439
Shares issued for distributions reinvested	2,039,791	83,580
Shares redeemed	(18,039,181)	(41,363,978)
Net Increase (Decrease) in Shares Outstanding	(7,392,849)	(33,483,959)
Class Y(b)
Shares sold	901,406	1,157,719
Shares issued for distributions reinvested	583,254	43,849
Shares redeemed	(4,332,851)	(21,520,688)
Net Increase (Decrease) in Shares Outstanding	(2,848,191)	(20,319,120)

(a)
During the period ended October 31, 2025, 1,762 Class C shares representing $26,848 were automatically converted to 1,689 Class A shares and during the period ended October 31, 2024, 4,202 Class C shares representing $64,239 were automatically converted to 4,024 Class A shares.

(b)
During the period ended October 31, 2025, 155,604 Class Y shares representing $2,503,707 were exchanged for 155,702 Class I shares. During the period ended
October 31, 2024, 11,381 Class A shares representing $179,700 were exchanged for 11,323 Class I shares, 559,039 Class Y shares representing $8,481,332 were exchanged for 559,709 Class I shares.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	15.88	13.78	15.60	17.62	15.56
Investment Operations:
Net investment income(a)	.34	.42	.35	.13	.11
Net realized and unrealized gain (loss) on investments	1.42	1.68	(.82 )	(1.89)	2.15
Total from Investment Operations	1.76	2.10	(.47 )	(1.76)	2.26
Distributions:
Dividends from net investment income	(.78 )	-	(1.35)	(.26 )	(.20 )
Net asset value, end of period	16.86	15.88	13.78	15.60	17.62
Total Return (%)(b)	11.51	15.07	(3.39)	(10.16)	14.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.20	1.21	1.16	1.11	1.15
Ratio of net expenses to average net assets(c),(d)	1.15 (e)	1.15 (e)	1.13 (e)	1.09 (e)	1.10
Ratio of net investment income to average net assets(c),(d)	2.18 (e)	2.73 (e)	2.38 (e)	.77 (e)	.66
Portfolio Turnover Rate	119.04	77.47	77.27	73.19	71.67
Net Assets, end of period ($ x 1,000)	27,933	31,188	34,135	67,259	73,055

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	15.20	13.28	15.06	17.04	15.06
Investment Operations:
Net investment income (loss)(a)	.22	.29	.23	(.01 )	(.02 )
Net realized and unrealized gain (loss) on investments	1.34	1.63	(.78 )	(1.83)	2.08
Total from Investment Operations	1.56	1.92	(.55 )	(1.84)	2.06
Distributions:
Dividends from net investment income	(.62 )	-	(1.23)	(.14 )	(.08 )
Net asset value, end of period	16.14	15.20	13.28	15.06	17.04
Total Return (%)(b)	10.63	14.29	(4.17)	(10.84)	13.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.97	1.97	1.94	1.89	1.93
Ratio of net expenses to average net assets(c),(d)	1.90 (e)	1.90 (e)	1.90 (e)	1.87 (e)	1.88
Ratio of net investment income (loss) to average net assets(c),(d)	1.44 (e)	1.98 (e)	1.61 (e)	(.03 )(e)	(.12 )
Portfolio Turnover Rate	119.04	77.47	77.27	73.19	71.67
Net Assets, end of period ($ x 1,000)	11,542	14,201	19,737	30,939	37,947

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

	Year Ended October 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	15.97	13.84	15.67	17.69	15.62
Investment Operations:
Net investment income(a)	.39	.45	.38	.16	.15
Net realized and unrealized gain (loss) on investments	1.41	1.70	(.81 )	(1.89)	2.15
Total from Investment Operations	1.80	2.15	(.43 )	(1.73)	2.30
Distributions:
Dividends from net investment income	(.82 )	(.02 )	(1.40)	(.29 )	(.23 )
Net asset value, end of period	16.95	15.97	13.84	15.67	17.69
Total Return (%)	11.76	15.39	(3.17)	(9.97)	14.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.97	.96	.94	.90	.94
Ratio of net expenses to average net assets(b),(c)	.90 (d)	.90 (d)	.90 (d)	.88 (d)	.89
Ratio of net investment income to average net assets(b),(c)	2.44 (d)	2.98 (d)	2.60 (d)	.97 (d)	.86
Portfolio Turnover Rate	119.04	77.47	77.27	73.19	71.67
Net Assets, end of period ($ x 1,000)	573,907	658,862	1,034,484	2,479,355	2,667,773

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	15.98	13.87	15.70	17.73	15.64
Investment Operations:
Net investment income(a)	.40	.46	.40	.18	.17
Net realized and unrealized gain (loss) on investments	1.41	1.70	(.82 )	(1.91)	2.16
Total from Investment Operations	1.81	2.16	(.42 )	(1.73)	2.33
Distributions:
Dividends from net investment income	(.83 )	(.05 )	(1.41)	(.30 )	(.24 )
Net asset value, end of period	16.96	15.98	13.87	15.70	17.73
Total Return (%)	11.84	15.44	(3.12)	(9.87)	15.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.87	.87	.84	.81	.84
Ratio of net expenses to average net assets(b),(c)	.83 (d)	.84 (d)	.81 (d)	.79 (d)	.79
Ratio of net investment income to average net assets(b),(c)	2.51 (d)	3.03 (d)	2.71 (d)	1.07 (d)	.97
Portfolio Turnover Rate	119.04	77.47	77.27	73.19	71.67
Net Assets, end of period ($ x 1,000)	253,574	284,462	528,812	934,867	1,014,628

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Real Return Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA is an indirect subsidiary of BNY.
The fund may gain investment exposure to global commodity markets through investments in GRR Commodity Fund Ltd., (the “Subsidiary”), a wholly-owned and controlled subsidiary of the fund organized under the laws of the Cayman Islands. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the fund. The Adviser serves as investment adviser for the Subsidiary, the Sub-Adviser serves as the Subsidiary’s sub-investment advisor and Citibank N.A. serves as the Subsidiary’s custodian. The financial statements have been consolidated and include the accounts of the fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the fund will remain the sole shareholder and retain all rights. Under the Amended and Restated Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The following summarizes the structure and relationship of the Subsidiary at October 31, 2025:
Subsidiary Activity
Consolidated Fund Net Assets ($)	866,954,857
Subsidiary Percentage of Fund Net Assets	10.83%
Subsidiary Financial Statement Information ($)
Total Assets	93,964,592
Total Liabilities	72,647
Net Assets	93,891,945
Total Income	-
Total Expenses	445,527
Net Investment (Loss)	(445,527)
Net Realized Gain (Loss)	13,367,419
Net Change in Unrealized Appreciation (Depreciation)	7,088,720
Net Realized and Unrealized Gain (Loss) on Investments	20,456,139
Net Increase in Net Assets Resulting from Operations	20,010,612
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 550 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (45 million shares authorized), Class C (45 million shares authorized), Class I (255 million shares authorized) and Class Y (205 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s consolidated financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	127,632,197	—	127,632,197
Equity Securities - Common Stocks	377,809,785	—	—	377,809,785
Exchange-Traded Funds	83,920,012	—	—	83,920,012
Foreign Governmental	—	154,816,932	—	154,816,932
U.S. Treasury Securities	—	47,100,962	—	47,100,962
Investment Companies	53,539,339	—	—	53,539,339
	515,269,136	329,550,091	—	844,819,227
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	5,610,419	—	5,610,419
Futures††	2,728,585	—	—	2,728,585
Options Purchased	2,567,757	—	—	2,567,757
Swap Agreements††	—	491,039	—	491,039
	5,296,342	6,101,458	—	11,397,800

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(2,418,909)	—	(2,418,909)
Futures††	(1,696,867)	—	—	(1,696,867)
Options Written	(668,220)	—	—	(668,220)
Swap Agreements††	—	(5,294,250)	—	(5,294,250)
	(2,365,087)	(7,713,159)	—	(10,078,246)

†	See Consolidated Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Consolidated Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Consolidated Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Consolidated Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Consolidated Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Consolidated Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $5,708 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Consolidated Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Consolidated Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Consolidated Statement of Assets and Liabilities	18,659,766
Collateral (received)/posted not offset in the Consolidated Statement of Assets and Liabilities	(18,659,766)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Consolidated Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Subsidiary Risk: To the extent the fund invests in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary’s investments. The subsidiary principally invests in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities, and the fund’s investment in the subsidiary is subject to the same risks that apply to similar investments if held directly by the fund. Changes in applicable laws governing the subsidiary could prevent the fund or the subsidiary from operating as described in the offering documents and could negatively affect the fund and its shareholders. There also may be federal income tax risks associated with the fund’s investment in the subsidiary.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the fund in the current period nor carried forward to offset taxable income in future periods.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $31,016,299, accumulated capital and other losses $29,819,430 and unrealized appreciation $27,928,740.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $22,631,820 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $49,616,394 and $2,660,337, respectively.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for Subpart F income from the subsidiary, the fund decreased total distributable earnings (loss) by $12,921,893 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
presented within the consolidated financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Consolidated Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these consolidated financial statements with total assets and liabilities disclosed on the Consolidated Statement of Assets and Liabilities, investments held on the Consolidated Schedule of Investments, results of operations and significant segment expenses on the Consolidated Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Consolidated Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2025, the fund was charged $1,819 for interest expense. These fees are included in Interest expense in the Consolidated Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2025 was approximately $36,164 with a related weighted average annualized interest rate of 5.03%. As of October 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) The Adviser has entered into separate management agreements with the fund and the Subsidiary pursuant to which the Adviser receives a management fee computed at the annual rate of .75% of the value of the average daily net assets of each of the fund and the Subsidiary which is payable monthly. The Adviser has contractually agreed for so long as the fund invests in the Subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. The reduction in expenses, pursuant to the undertaking, amounted to $395,752 during the period ended October 31, 2025.
In addition, the Adviser has contractually agreed, from November 1, 2024 through February 28, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation. The reduction in expenses, pursuant to the undertaking, amounted to $141,895 during the period ended October 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended October 31, 2025, the Distributor retained $384 from commissions earned on sales of the fund’s Class A shares and $259 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2025, Class C shares were charged $94,863 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2025, Class A and Class C shares were charged $72,400 and $31,621, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Consolidated  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Consolidated Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2025, the fund was charged $8,156 for transfer agency services. These fees are included in Shareholder servicing costs in the Consolidated Statement of Operations. These fees were partially offset by earnings credits of $610.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2025, the fund was charged $63,026 pursuant to the custody agreement.
During the period ended October 31, 2025, the fund was charged $25,026 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Consolidated Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Consolidated Statement of Operations. During the period ended October 31, 2025, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Consolidated Statement of Assets and Liabilities consist of: Management fee of $552,356, Subsidiary management fee of $55,236, Distribution Plan fees of $7,372, Shareholder Services Plan fees of $8,373, Custodian fees of $23,995, Chief Compliance Officer fees of $1,750, Transfer Agent fees of $1,654 and Shareholder and regulatory reports service fees of $8,333, which are offset against an expense reimbursement currently in effect in the amount of $76,566.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2025, amounted to $1,039,743,839 and $962,602,955, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended October 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Consolidated Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk and interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Consolidated Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in the fund’s Consolidated Schedule of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities risk and interest rate risk or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Consolidated Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and written open at October 31, 2025 are set forth in the Consolidated Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Consolidated Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2025 are set forth in the Consolidated Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Consolidated Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Consolidated Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at October 31, 2025 are set forth in the Consolidated Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	1,121,370 (1),(2)	Interest Rate Risk	(1,696,867)(1)
Equity Risk	4,666,011 (1),(2),(3)	Equity Risk	(5,962,470)(3),(4)
Foreign Exchange Risk	5,610,419 (5)	Foreign Exchange Risk	(2,418,909)(5)
Gross fair value of derivative contracts	11,397,800		(10,078,246)

Consolidated Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on futures as reported in the Consolidated Schedule of Investments, but only the unpaid variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(2)	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
(3)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Consolidated Schedule of Investments. Unrealized appreciation
(depreciation) on OTC swap agreements is reported in the Consolidated Statement of Assets and Liabilities.

(4)	Outstanding options written, at value.
(5)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
The effect of derivative instruments in the Consolidated Statement of Operations during the period ended October 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	(8,328,237)	2,798,435	-	-	(5,529,802)
Equity	5,004,839	(6,633,227)	-	2,009,787	381,399
Foreign Exchange	-	-	(4,007,763)	-	(4,007,763)
Total	(3,323,398)	(3,834,792)	(4,007,763)	2,009,787	(9,156,166)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	1,565,743	(154,519)	-	-	1,411,224
Equity	4,359,624	3,806,135	-	(13,043,224)	(4,877,465)
Foreign Exchange	-	-	(1,207,992)	-	(1,207,992)
Total	5,925,367	3,651,616	(1,207,992)	(13,043,224)	(4,674,233)

Consolidated Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Consolidated Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Consolidated Statement of Assets and Liabilities.
At October 31, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	2,728,585	(1,696,867)
Options	2,567,757	(668,220)
Forward contracts	5,610,419	(2,418,909)
Swap agreements	491,039	(5,294,250)
Total gross amount of derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	11,397,800	(10,078,246)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
Derivative Financial Instruments: (continued)	Assets ($)	Liabilities ($)
Derivatives not subject to Master Agreements	(5,296,342)	2,365,087
Total gross amount of assets and liabilities subject to Master Agreements	6,101,458	(7,713,159)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Barclays Capital, Inc.	491,039	(491,039)	-	-
CIBC World Markets Corp.	1,418,672	(51,874)	(1,200,000)	166,798
RBS Securities, Inc.	932,009	(107,036)	(720,000)	104,973
State Street Bank and Trust Company	3,078,214	(1,964,391)	(900,000)	213,823
UBS Securities LLC	181,524	(67,443)	-	114,081
Total	6,101,458	(2,681,783)	(2,820,000)	599,675

Counterparty	Gross Amount of Liabilities($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(574,902)	491,039	-	(83,863)
CIBC World Markets Corp.	(51,874)	51,874	-	-
Citigroup Global Markets, Inc.	(228,165)	-	228,165	-
Goldman Sachs & Co. LLC	(4,719,348)	-	4,719,348	-
RBS Securities, Inc.	(107,036)	107,036	-	-
State Street Bank and Trust Company	(1,964,391)	1,964,391	-	-
UBS Securities LLC	(67,443)	67,443	-	-
Total	(7,713,159)	2,681,783	4,947,513	(83,863)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Consolidated Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	75,221,160
Equity Futures Short	6,015,920

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
Average Market Value ($)
Interest Rate Futures Long	60,241,293
Interest Rate Futures Short	36,184,755
Options Contracts:
Equity Purchased Options	4,108,459
Equity Written Options	2,574,260
Interest Rate Purchased Options	20,228
Interest Rate Written Options	211,488
Forward Contracts:
Forward Contracts Purchased in USD	145,909,600
Forward Contracts Sold in USD	387,179,356
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended October 31, 2025:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	142,970,567
At October 31, 2025, the cost of investments for federal income tax purposes was $820,737,287; accordingly, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $27,923,659, consisting of $116,019,990 gross unrealized appreciation and $88,096,331 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Global Real Return Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of BNY Mellon Global Real Return Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the consolidated schedule of investments, as of October 31, 2025, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at October 31, 2025, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 22, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 5.19% of the ordinary dividends paid during the fiscal year ended October 31, 2025 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $8,431,931 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Consolidated Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $119,604.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-6278NCSRAR1025

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 28, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 26, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)